UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2010

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

April 30, 2010

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust Third Avenue Value Fund Industry Diversification

The summary of the Fund’s investments as of April 30, 2010 is as follows: (Unaudited)

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments at April 30, 2010 (Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 4.92%

	Consumer Products - 0.21%
16,481,850	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b) (f)	$11,664,205

	Financial Insurance - 4.24%
300,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (h)	234,000,000

	Financial Services - 0.47%
	CIT Group, Inc.:
2,725,546	7.000%, due 5/1/13	2,701,697
4,088,319	7.000%, due 5/1/14	3,955,449
4,088,319	7.000%, due 5/1/15	3,909,455
6,813,866	7.000%, due 5/1/16	6,498,725
9,539,412	7.000%, due 5/1/17	9,098,214

		26,163,540

	Total Corporate Debt Instruments (Cost $323,074,660)	271,827,745

Shares

Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625% (United Kingdom)	8,302
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c)	236,158

	Total Preferred Stocks (Cost $1,001,188)	244,460

Common Stocks and Warrants - 89.87%

	Annuities & Mutual Fund Management & Sales - 3.38%
6,000,000	Bank of New York Mellon Corp. (The)	186,780,000

Shares		Value (Note 1)

	Auto Supply - 0.04%
191,736	ISE, Ltd. (Cayman Island) (a) (b) (f)	$555,446
460,467	ISE, Ltd., Restricted Voting Shares (Cayman Island) (a) (b) (f)	1,333,940

		1,889,386

	Automotive - 9.20%
17,400,700	Toyota Industries Corp. (Japan) (c)	507,753,153

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (f)	26,318

	Depository Institutions - 2.26%
218,500	Carver Bancorp, Inc. (c)	1,804,810
16,905,450	Chong Hing Bank, Ltd. (Hong Kong)	32,866,508
10,000,000	KeyCorp	90,200,000

		124,871,318

	Diversified Operations - 9.16%
10,000,000	Brookfield Asset Management, Inc., Class A (Canada)	253,400,000
46,684,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	252,486,037

		505,886,037

	Financial Insurance - 0.01%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (f)	555,000

	Financial Services - 0.17%
234,609	CIT Group, Inc. (a)	9,525,125

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments (continued) at April 30, 2010 (Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Holding Companies - 23.86%
83,370	Capital Southwest Corp.	$7,840,949
53,819,000	Cheung Kong Holdings, Ltd. (Hong Kong)	663,687,931
3,951,800	Guoco Group, Ltd. (Hong Kong)[1]	41,098,257
10,665,000	Investor AB, Class A (Sweden)	195,245,499
2,200,000	Jardine Matheson Holdings, Ltd. (Hong Kong)[1]	80,570,208
359,250	Pargesa Holding SA (Switzerland)	29,206,632
3,317,350	RHJ International (Belgium) (a)	28,366,925
87,069,500	Wheelock & Co., Ltd. (Hong Kong)	271,047,029

		1,317,063,430

	Home Development - 0.69%
1,000,000	MDC Holdings, Inc.	38,300,000

	Industrial & Agricultural Equipment - 0.05%
360,100	Mestek, Inc. (a)	2,952,820

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b)	170,450
32,089	RS Holdings Corp., Class A (a) (b)	7,413

		177,863

	Manufactured Housing - 0.64%
500	Fleetwood Homes, Inc. (a) (b) (c)	35,000,000

	Mutual Holding Companies - 0.24%
637,122	Brooklyn Federal Bancorp, Inc.	4,778,415
50,920	Colonial Bankshares, Inc. (a)	513,019
490,036	FedFirst Financial Corp. (a) (c)	3,013,721
205,511	Gouverneur Bancorp, Inc. (c)	1,543,388
274,157	Home Federal Bancorp, Inc. (c)	2,330,335
242,800	SFSB, Inc. (a) (c)	752,680

		12,931,558

Shares		Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 16.22%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	$118,321,442
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	109,839,243
104,598,738	Henderson Land Development Co., Ltd. (Hong Kong)	659,272,799
20,919,747	Henderson Land Development Co., Ltd. Warrants, expire 6/1/11 (Hong Kong) (a) (f)	8,204,710

		895,638,194

	Oil & Gas Production & Services - 6.88%
776,800	Cenovus Energy, Inc. (Canada)	22,760,240
1,349,204	Cimarex Energy Co.	91,853,808
776,800	EnCana Corp. (Canada)	25,688,776
11,090,000	Nabors Industries, Ltd. (Bermuda) (a)	239,211,300

		379,514,124

	Steel & Specialty Steel - 7.11%
3,500,000	POSCO, ADR (South Korea)	392,560,000

	Telecommunications - 1.39%
1,575,767	Sycamore Networks, Inc. (c)	31,184,429
5,008,450	Tellabs, Inc. (a)	45,476,726

		76,661,155

	U.S. Real Estate Operating Companies - 5.78%
18,975,821	FNC Realty Corp. (a) (b) (c)	7,941,381
13,764,203	Forest City Enterprises, Inc., Class A (a) (c)	212,656,936
22,500	Forest City Enterprises, Inc., Class B (a)	350,325
3,420,106	Tejon Ranch Co. (a) (c)	98,362,249

		319,310,891

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments (continued) at April 30, 2010 (Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Utilities, Utility Service Companies & Waste Management - 2.79%
8,816,889	Covanta Holding Corp. (a) (c)	$154,119,220

	Total Common Stocks and Warrants (Cost $3,991,730,754)	4,961,515,592

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.13%

	Infrastructure - 0.13%
400,000	Brookfield Infrastructure Partners L.P.[2]	7,060,000

	Insurance & Reinsurance - 0.00%#
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	246,025

	Total Limited Partnerships (Cost $8,007,814)	7,306,025

Principal Amount ($)

Short Term Investments - 4.45%

	Repurchase Agreement - 0.83%
46,123,592	JPMorgan Securities, Inc., 0.11%, dated 4/30/10, due 5/3/10 (e)	46,123,592

Principal Amount ($)		Value (Note 1)

	U.S. Government Obligations - 3.62%
200,000,000	U.S. Treasury Bill, 0.23%‡, due 10/28/10 (g)	$199,767,600

	Total Short Term Investments (Cost $245,893,092)	245,891,192

	Total Investment Portfolio - 99.38% (Cost $4,569,707,508)	5,486,785,014
	Other Assets less Liabilities - 0.62%	34,219,928

	NET ASSETS - 100.00%	$5,521,004,942

Notes:

ADR:	American Depository Receipt.

PIK:	Payment-in-kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Note, par value $47,475,000, due 3/15/13, value $47,463,459.

(f)	Security is subject to restrictions on resale.

(g)	A portion of this security is segregated for future fund commitments.

(h)	Variable rate security.

#	Amount represents less than 0.01% of total net assets.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

[2]	Bermuda exempted limited partnership.

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments (continued) at April 30, 2010 (Unaudited)

The aggregate cost is $4,569,707,508.

The aggregate gross unrealized appreciation is $1,373,575,843.

The aggregate gross unrealized depreciation is $(456,498,337).

Country Concentration

% of Net Assets

Hong Kong	40.52%
United States *	28.16
Japan	9.20
South Korea	7.11
Canada	5.43
Bermuda	4.34
Sweden	3.54
Switzerland	0.53
Belgium	0.51
Cayman Islands	0.04
United Kingdom	0.00 #

Total	99.38%

*	Includes cash equivalents.

#	Amount represents less than 0.01% of total net assets.

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $3,532,186,649)	$4,429,505,236
Affiliated issuers (cost of $1,037,520,859)	1,057,279,778

Total investments (cost of $4,569,707,508)	5,486,785,014
Dividends and interest receivable	29,487,539
Receivable for securities sold	13,698,514
Receivable for fund shares sold	4,784,877
Other receivables	106,939
Other assets	103,548

Total assets	5,534,966,431

Liabilities:
Payable for fund shares redeemed	7,357,724
Payable to investment adviser (Note 3)	3,991,335
Payable for other shareholder servicing fees (Note 3)	1,073,966
Payable for printing fees	774,101
Accounts payable and accrued expenses	718,256
Payable to trustees and officers	42,439
Distribution fees payable (Note 5)	3,668

Total liabilities	13,961,489

Net assets	$5,521,004,942

Summary of net assets:
Capital stock, $0.001 par value	$5,580,187,324
Accumulated distributions in excess of net investment income	(155,374,507)
Accumulated net realized losses from investments and foreign currency transactions	(820,851,762)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	917,043,887

Net assets applicable to capital shares outstanding	$5,521,004,942

Investor Class:
Net assets applicable to 213,677 shares outstanding, unlimited number of shares authorized	$10,070,566

Net asset value, offering and redemption price per share	$47.13

Institutional Class:
Net assets applicable to 116,882,332 shares outstanding, unlimited number of shares authorized	$5,510,934,376

Net asset value, offering and redemption price per share	$47.15

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust
Third Avenue Value Fund
Statement of Operations
For the Six Months Ended April 30, 2010
(Unaudited)

Investment Income:
Interest	$28,672,083
Dividends - unaffiliated issuers (net of foreign withholding tax of $2,225,167)	33,684,926
Dividends - affiliated issuers (net of foreign withholding tax of $263,447) (Note 4)	4,241,930
Other income	316,771

Total investment income	66,915,710

Expenses:
Investment advisory fees (Note 3)	25,415,978
Other shareholder servicing fees (Note 3)	4,408,064
Transfer agent fees	775,531
Reports to shareholders	504,128
Custodian fees	456,454
Legal fees	403,682
Trustees’ and officers’ fees and expenses	253,010
Administration fees (Note 3)	179,861
Accounting fees	126,682
Insurance expenses	87,293
Auditing and tax consulting fees	74,462
Registration and filing fees	31,531
Distribution fees (Note 5)	3,722
Miscellaneous expenses	37,698

Total expenses	32,758,096
Less: Expense waived (Note 3)	(278,402)

Net expenses	32,479,694

Net investment income	34,436,016

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(105,467,296)
Net realized gain on investments - affiliated issuers	4,756,082
Net realized loss on foreign currency transactions	(156,758)
Net change in unrealized appreciation/depreciation on investments	522,758,504
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(71,931)

Net gain on investments and foreign currency transactions	421,818,601

Net increase in net assets resulting from operations	$456,254,617

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust
Third Avenue Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (Unaudited)	For the Year Ended October 31, 2009

Operations:
Net investment income	$34,436,016	$107,921,148
Net realized loss on investments - unaffiliated issuers	(105,467,296)	(289,921,506)
Net realized gain (loss) on investments - affiliated issuers	4,756,082	(428,960,325)
Net realized loss on foreign currency transactions	(156,758)	(45,275,294)
Net change in unrealized appreciation/depreciation on investments	522,758,504	1,793,540,948
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(71,931)	(237,486)

Net increase in net assets resulting from operations	456,254,617	1,137,067,485

Dividends and Distributions to Shareholders from:
Net investment income
Investor Class	—	—
Institutional Class	(141,917,364)	(25,756,932)
Net realized gains
Investor Class	—	—
Institutional Class	—	(258,681)

Decrease in net assets from dividends and distributions	(141,917,364)	(26,015,613)

Capital Share Transactions:
Proceeds from sale of shares	322,903,835	978,356,613
Net asset value of shares issued in reinvestment of dividends and distributions	130,284,578	23,455,860
Redemption fees	47,504	249,943
Cost of shares redeemed	(934,844,265)	(1,797,132,703)

Net decrease in net assets resulting from capital share transactions	(481,608,348)	(795,070,287)

Net increase (decrease) in net assets	(167,271,095)	315,981,585
Net assets at beginning of period	5,688,276,037	5,372,294,452

Net assets at end of period	$5,521,004,942	$5,688,276,037

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights

Selected data (for a share outstanding throughout the period) and ratios are as follows:

Investor Class:	For the Period Ended April 30, 2010 (Unaudited)*

Net asset value, beginning of period	$46.20

Income from investment operations:
Net investment income	0.24	@
Net gain on investment transactions (both realized and unrealized)	0.69	[1]

Total from investment operations	$0.93

Net asset value, end of period	$47.13

Total return[2]	2.01%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,071
Ratio of expenses to average net assets
Before fee waivers	1.41%[4]
After fee waivers[5]	1.40	%4#
Ratio of net investment income to average net assets	1.53%[4]
Portfolio turnover rate	1%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

*	Period from December 31, 2009 (Commencement of Operations) to April 30, 2010.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,

Institutional Class:			2009	2008	2007	2006	2005

Net asset value, beginning of period	$44.60		$35.16	$68.04	$60.29	$58.62	$48.16

Income (loss) from investment operations:
Net investment income	0.28	@	0.81 @	1.01 @	1.52	2.40	0.60
Net gain (loss) on investment transactions (both realized and unrealized)	3.41	[1]	8.81 [1]	(31.80)[1]	9.57 [1]	4.76 [1]	10.64 [1]

Total from investment operations	3.69		9.62	(30.79)	11.09	7.16	11.24

Less distributions:
Dividends from net investment income	(1.14)		(0.18)	(1.63)	(3.24)	(1.61)	(0.78)
Distributions from realized gains	—		(0.00)*	(0.46)	(0.10)	(3.88)	—

Total distributions	(1.14)		(0.18)	(2.09)	(3.34)	(5.49)	(0.78)

Net asset value, end of period	$47.15		$44.60	$35.16	$68.04	$60.29	$58.62

Total return[2]	8.38%[3]		27.59%	(46.52)%	19.25%	13.08%	23.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,510,934		$5,688,276	$5,372,294	$12,124,948	$9,275,574	$6,369,236
Ratio of expenses to average net assets
Before fee waivers	1.16%[4]		1.17%	1.11%	1.08%	1.08%	1.10%
After fee waivers[5]	1.15	%4#	1.17%	1.11%	1.08%	1.08%	1.10%
Ratio of net investment income to average net assets	1.21%[4]		2.23%	1.89%	1.32%	2.83%	0.77%
Portfolio turnover rate	1%[3]		5%	17%	5%	7%	16%

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

*	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification

The summary of the Fund’s investments as of April 30, 2010 is as follows:
(Unaudited)

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at April 30, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 4.59%

	Financial Insurance - 0.60%
9,740,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (f) (g)	$7,597,200

	Oil & Gas - 2.02%
15,000,000	Energy XXI Gulf Coast, Inc., 10.000%, due 6/15/13	15,487,500
10,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (f)	9,951,250

		25,438,750

	Transportation - 1.97%
25,459,990	Swift Transportation Co., Inc. Term Loan B, 8.250%, due 5/10/14 (g)	24,841,388

	Total Corporate Debt Instruments (Cost $42,912,033)	57,877,338

Shares or Units

Common Stocks - 82.57%

	Aerospace & Defense - 0.18%
150,380	Herley Industries, Inc. (a)	2,203,067

	Agriculture - 3.67%
5,459,187	Viterra, Inc. (Canada) (a)	46,218,752

	Chemicals & Allied Products - 4.88%
1,059,411	Lanxess AG (Germany)	50,220,398
402,237	Westlake Chemical Corp.	11,294,815

		61,515,213

	Computer Peripherals - 1.71%
707,309	Imation Corp. (a)	7,667,230
374,753	Lexmark International, Inc., Class A (a)	13,884,599

		21,551,829

Shares or Units		Value (Note 1)

	Consumer Products - 2.78%
1,171,771	JAKKS Pacific, Inc. (a)	$17,916,379
1,370,630	K-Swiss, Inc., Class A (a) (c)	17,050,637

		34,967,016

	Electronics Components - 4.14%
741,242	Bel Fuse, Inc., Class B (c)	17,359,888
847,936	Electronics for Imaging, Inc. (a)	10,895,978
790,587	Park Electrochemical Corp.	23,883,633

		52,139,499

	Energy/Services - 7.26%
792,339	Bristow Group, Inc. (a)	30,671,443
1,663,262	Bronco Drilling Co., Inc. (a) (c)	7,950,392
1,895,703	Pioneer Drilling Co. (a)	13,914,460
726,313	Tidewater, Inc.	38,937,640

		91,473,935

	Forest Products & Paper - 3.60%
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	5,816,035
1,708,906	PH Glatfelter Co.	25,103,829
3,030,400	TimberWest Forest Corp. Units (Canada) (a)	14,439,000

		45,358,864

	Healthcare Services - 4.55%
3,221,822	Cross Country Healthcare, Inc. (a) (c)	32,282,656
912,773	Pharmaceutical Product Development, Inc.	25,101,257

		57,383,913

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2010 (Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	Holding Companies - 9.09%
487,090	Ackermans & van Haaren NV (Belgium)	$33,625,228
1,442,192	Brookfield Asset Management, Inc., Class A (Canada)	36,545,145
1,283,102	JZ Capital Partners, Ltd. (Guernsey)	5,931,731
1,039,680	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (e)	4,806,401
495,300	Leucadia National Corp. (a)	12,536,043
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (a) (c)	21,115,925

		114,560,473

	Industrial Equipment - 2.80%
240,674	Alamo Group, Inc.	5,670,279
2,260,867	Wacker Neuson SE (Germany) (a)	29,630,440

		35,300,719

	Insurance & Reinsurance - 3.63%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	14,361,863
29,974	E-L Financial Corp., Ltd. (Canada)	14,165,208
631,233	HCC Insurance Holdings, Inc.	17,163,225

		45,690,296

	Life Insurance - 3.10%
204,231	National Western Life Insurance Co., Class A (c)	39,036,713

	Media - 0.60%
136,624	Liberty Media Corp. - Starz Series A (a)	7,567,603

	Metals Manufacturing - 4.59%
1,089,112	Encore Wire Corp.	24,189,178
836,479	Kaiser Aluminum Corp.	33,618,091

		57,807,269

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 7.50%
5,274,600	Parco Co., Ltd. (Japan) (c)	$46,867,731
9,698,000	Sapporo Holdings, Ltd. (Japan)	47,639,472

		94,507,203

	Oil & Gas - 1.91%
353,516	Cimarex Energy Co.	24,067,369

	Securities Trading Services - 2.40%
1,742,635	Investment Technology Group, Inc. (a)	30,269,570

	Semiconductor Equipment Manufacturers & Related - 1.76%
1,612,519	Electro Scientific Industries, Inc. (a) (c)	22,204,387

	Software - 3.13%
1,736,160	Synopsys, Inc. (a)	39,428,194

	Telecommunications - 1.53%
360,814	Sycamore Networks, Inc.	7,140,509
1,342,374	Tellabs, Inc.	12,188,756

		19,329,265

	Transportation - 0.28%
88,767	Genesee & Wyoming, Inc., Class A (a)	3,470,790

	U.S. Real Estate Operating Companies - 7.48%
1,319,534	Alexander & Baldwin, Inc.	46,949,020
269,014	Alico, Inc.	7,177,294
322,646	Tejon Ranch Co. (a)	9,279,299
676,936	Vail Resorts, Inc. (a)	30,895,359

		94,300,972

	Total Common Stocks (Cost $1,000,925,723)	1,040,352,911

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Investment Amount ($)		Value (Note 1)

Limited Partnerships - 0.52%

	Holding Companies - 0.52%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (a) (b)	$6,479,000

	Total Limited Partnerships (Cost $20,000,000)	6,479,000

Notional Amount ($)

Purchased Options - 0.55%

	Foreign Currency Put Options - 0.55%
25,000,000	Euro Currency, strike 1.30 Euro, expires 3/7/11	892,702
75,000,000	Euro Currency, strike 1.20 Euro, expires 3/7/12	2,573,711
50,000,000	Japan Currency, strike 100 Yen, expires 9/14/10	346,745
100,000,000	Japan Currency, strike 95 Yen, expires 11/30/10	3,094,840

	Total Purchased Options (Cost $6,286,250)	6,907,998

Principal Amount ($)

Short Term Investments - 11.66%

	Repurchase Agreement - 2.54%
31,946,702	JPMorgan Securities, Inc., 0.11%, dated 4/30/10, due 5/3/10 (d)	31,946,702

	U.S. Government Obligations - 9.12%
115,000,000	U.S. Treasury Bills, 0.13%-0.23%†, due 6/17/10-9/16/10 (h)	114,952,703

Value (Note 1)

Total Short Term Investments (Cost $146,900,252)	$146,899,405

Total Investment Portfolio - 99.89% (Cost $1,217,024,258)	1,258,516,652
Other Assets less Liabilities - 0.11%	1,375,774

NET ASSETS - 100.00%	$1,259,892,426

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Note, par value $32,885,000, due 3/15/13, value $32,877,006.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)	Variable rate security.

(h)	A portion of this security is segregated for future fund commitments.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

The aggregate cost is $1,217,024,258.

The aggregate gross unrealized appreciation is $209,217,634.

The aggregate gross unrealized depreciation is $(167,725,240).

Country Concentration

% of Net Assets

United States *	69.90%
Canada	9.30
Japan	7.50
Germany	6.34
Belgium	2.66
Hong Kong	1.68
Guernsey	1.37
Bermuda	1.14

Total	99.89%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $914,321,258)	$1,048,832,288
Affiliated issuers (cost of $302,703,000)	209,684,364

Total investments (cost of $1,217,024,258)	1,258,516,652
Dividends and interest receivable	2,794,839
Receivable for securities sold	2,444,796
Receivable for unrealized appreciation on unfunded commitments	1,762,500
Receivable for fund shares sold	807,740
Other assets	50,159

Total assets	1,266,376,686

Liabilities:
Payable for fund shares redeemed	2,376,569
Payable for loans	2,300,000
Payable to investment adviser (Note 3)	952,799
Payable for other shareholder servicing fees (Note 3)	365,838
Accounts payable and accrued expenses	338,800
Payable for securities purchased	133,444
Payable to trustees and officers	16,148
Distribution fees payable (Note 5)	662

Total liabilities	6,484,260

Net assets	$1,259,892,426

Summary of net assets:
Capital stock, $0.001 par value	$1,298,064,461
Accumulated distributions in excess of net investment income	(1,227,949)
Accumulated net realized losses from investments and foreign currency transactions	(80,171,197)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	43,227,111

Net assets applicable to capital shares outstanding	$1,259,892,426

Investor Class:
Net assets applicable to 134,624 shares outstanding, unlimited number of shares authorized	$2,612,127

Net asset value, offering and redemption price per share	$19.40

Institutional Class:
Net assets applicable to 64,781,275 shares outstanding, unlimited number of shares authorized	$1,257,280,299

Net asset value, offering and redemption price per share	$19.41

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2010
(Unaudited)

Investment Income:
Interest	$6,626,358
Dividends - unaffiliated issuers (net of foreign withholding tax of $118,481)	4,203,426
Dividends - affiliated issuers (net of foreign withholding tax of $32,842) (Note 4)	540,098
Other income	1,540

Total investment income	11,371,422

Expenses:
Investment advisory fees (Note 3)	5,561,028
Other shareholder servicing fees (Note 3)	887,602
Transfer agent fees	195,472
Reports to shareholders	134,134
Accounting fees	62,025
Trustees’ and officers’ fees and expenses	62,015
Legal fees	42,947
Administration fees (Note 3)	39,780
Custodian fees	31,515
Auditing and tax consulting fees	31,018
Insurance expenses	20,428
Registration and filing fees	19,533
Distribution fees (Note 5)	666
Miscellaneous expenses	9,345

Total expenses	7,097,508

Net investment income	4,273,914

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	10,129,715
Net realized loss on investments - affiliated issuers	(2,617,391)
Net realized loss on foreign currency transactions	(115,299)
Net change in unrealized appreciation/depreciation on investments	150,783,247
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(47,190)

Net gain on investments and foreign currency transactions	158,133,082

Net increase in net assets resulting from operations	$162,406,996

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (Unaudited)	For the Year Ended October 31, 2009

Operations:
Net investment income	$4,273,914	$15,067,211
Net realized gain (loss) on investments - unaffiliated issuers	10,129,715	(74,703,995)
Net realized loss on investments - affiliated issuers	(2,617,391)	(9,757,743)
Net realized loss on foreign currency transactions	(115,299)	(495,026)
Net change in unrealized appreciation/depreciation on investments	150,783,247	155,678,746
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(47,190)	39,135

Net increase in net assets resulting from operations	162,406,996	85,828,328

Dividends and Distributions to Shareholders from:
Net investment income
Investor Class	—	—
Institutional Class	(9,502,988)	(9,338,401)
Net realized gains
Investor Class	—	—
Institutional Class	—	(42,988,851)

Decrease in net assets from dividends and distributions	(9,502,988)	(52,327,252)

Capital Share Transactions:
Proceeds from sale of shares	72,443,944	220,457,389
Net asset value of shares issued in reinvestment of dividends and distributions	9,086,737	50,120,136
Redemption fees	17,580	219,205
Cost of shares redeemed	(192,386,472)	(459,211,575)

Net decrease in net assets resulting from capital share transactions	(110,838,211)	(188,414,845)

Net increase (decrease) in net assets	42,065,797	(154,913,769)
Net assets at beginning of period	1,217,826,629	1,372,740,398

Net assets at end of period (including undistributed net investment income of $0 and $4,001,125, respectively)	$1,259,892,426	$1,217,826,629

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Period Ended April 30, 2010 (Unaudited)*

Net asset value, beginning of period	$18.27

Income (loss) from investment operations:
Net investment loss	(0.03)@
Net gain on investment transactions (both realized and unrealized)	1.16 [1]

Total from investment operations	1.13

Net asset value, end of period	$19.40

Total return	6.19%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,612
Ratio of expenses to average net assets	1.40%[3]
Ratio of net investment loss to average net assets	(0.46)%[3]
Portfolio turnover rate	4%[2]

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Not annualized.

[3]	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

*	Period from December 31, 2009 (Commencement of Operations) to April 30, 2010.

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2010 (Unaudited)	Years Ended October 31,

Institutional Class:		2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.17	$16.45	$27.66	$26.54	$24.23	$20.98

Income (loss) from investment operations:
Net investment income	0.06 @	0.19 @	0.09 @	0.27	0.44	0.17
Net gain (loss) on investment transactions (both realized and unrealized)	2.32 [1]	1.18 [1]	(8.58)[1]	2.27 [1]	2.50 [1]	3.25 [2]

Total from investment operations	2.38	1.37	(8.49)	2.54	2.94	3.42

Less distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.23)	(0.43)	(0.30)	(0.09)
Distributions from realized gains	—	(0.53)	(2.49)	(0.99)	(0.33)	(0.08)

Total distributions	(0.14)	(0.65)	(2.72)	(1.42)	(0.63)	(0.17)

Net asset value, end of period	$19.41	$17.17	$16.45	$27.66	$26.54	$24.23

Total return	13.90%[3]	9.34%	(33.50)%	9.93%	12.33%	16.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,257,280	$1,217,827	$1,372,740	$2,245,342	$2,409,624	$1,873,516
Ratio of expenses to average net assets	1.15%[4]	1.13%	1.10%	1.09%	1.09%	1.13%
Ratio of net investment income to average net assets	0.69%[4]	1.29%	0.40%	0.95%	1.67%	0.80%
Portfolio turnover rate	4%[3]	15%	46%	27%	15%	11%

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Not annualized.

[4]	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification

The summary of the Fund’s investments as of April 30, 2010 is as follows:
(Unaudited)

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 5.62%

	U.S. Real Estate Investment Trusts - 5.62%
	Developers Diversified Realty Corp.:
10,000,000	3.500%, due 8/15/11	$9,900,000
20,000,000	3.000%, due 3/15/12	19,500,000
25,000,000	Macerich Co. (The), 3.250%, due 3/15/12 (d)	24,781,250
	ProLogis:
14,000,000	2.250%, due 4/1/37	13,580,000
19,929,000	1.875%, due 11/15/37	18,558,881
5,000,000	2.625%, due 5/15/38	4,693,750

	Total Corporate Debt Instruments (Cost $55,388,078)	91,013,881

Shares or Units

Common Stocks and Warrants - 72.35%

	Non-U.S. Real Estate Consulting/Management - 1.06%
3,309,535	Savills PLC (United Kingdom)	17,258,463

	Non-U.S. Real Estate Investment Trusts - 6.70%
4,421,808	British Land Co. PLC (United Kingdom)	31,400,791
1,670,168	Derwent London PLC (United Kingdom)	36,805,673
6,900,712	Hammerson PLC (United Kingdom)	40,282,623

		108,489,087

	Non-U.S. Real Estate Operating Companies - 40.27%
1,043,576	Berkeley Group (Holdings) PLC (United Kingdom) (a)	13,249,385
3,673,126	Brookfield Asset Management, Inc., Class A (Canada)	93,077,013

Shares or Units		Value (Note 1)

13,128,500	Capitaland, Ltd. (Singapore)	$35,463,026
3,362,300	Daibiru Corp. (Japan)	32,015,895
9,000,000	Hang Lung Properties, Ltd. (Hong Kong)	32,375,489
13,913,000	Henderson Land Development Co., Ltd. (Hong Kong)	87,691,904
2,782,600	Henderson Land Development Co., Ltd. Warrants, expire 6/1/11 (Hong Kong) (a)	1,091,334
5,701,000	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	30,158,187
13,608,000	Hysan Development Co., Ltd. (Hong Kong)	39,925,095
2,572,000	Mitsubishi Estate Co., Ltd. (Japan)	46,366,697
2,431,000	Mitsui Fudosan Co., Ltd. (Japan)	45,020,347
17,215	NTT Urban Development Corp. (Japan)	16,702,256
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	18,686,267
10,996,000	Songbird Estates PLC (United Kingdom) (a)	28,362,132
3,071,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	42,576,490
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	55,730,416
20,845,000	Wheelock Properties, Ltd. (Hong Kong)	33,620,649

		652,112,582

	U.S. Real Estate Investment Trusts - 5.56%
1,376,992	ProLogis	18,134,985
862,024	Vornado Realty Trust (f)	71,866,941

		90,001,926

	U.S. Real Estate Operating Companies - 18.76%
500,500	Consolidated-Tomoka Land Co. (c)	17,107,090
12,982,327	FNC Realty Corp. (a) (b) (c)	5,433,104

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks and Warrants (continued)

	U.S. Real Estate Operating Companies (continued)
8,290,773	Forest City Enterprises, Inc., Class A (a) (c)	$128,092,443
28,893,141	Newhall Holding Co. LLC, Class A Units (a) (c)	56,341,625
1,228,228	St. Joe Co. (The) (a)	40,580,653
785,584	Tejon Ranch Co. (a)	22,593,396
7,368,744	Thomas Properties Group, Inc. (a) (c)	33,675,160

		303,823,471

	Total Common Stocks and Warrants (Cost $1,025,156,747)	1,171,685,529

Investment Amounts ($)

Limited Partnerships - 1.65%

	Investment Fund - 1.65%
26,000,000	Alliance Bernstein Legacy (C1) L.P. (a) (b)	26,673,611

	Total Limited Partnerships (Cost $25,937,217)	26,673,611

Notional Amount ($)

Purchased Options - 0.24%

	Equity Put Options - 0.06%
6,250	Vornado Realty Trust, strike $75, expires 6/19/10	968,750

	Foreign Currency Put Options - 0.18%
80,000,000	Japan Currency, strike 95 Yen, expires 1/28/11	2,881,784

	Total Purchased Options (Cost $3,075,950)	3,850,534

Principal Amount ($)		Value (Note 1)

Short Term Investments - 19.94%

	Repurchase Agreement - 4.81%
77,979,632	JPMorgan Securities, Inc., 0.11%, dated 4/30/10, due 5/3/10 (e)	$77,979,632

	U.S. Government Obligations - 15.13%
245,000,000	U.S. Treasury Bill, 0.13%†, due 5/27/10 (f)	244,976,643

	Total Short Term Investments (Cost $322,956,275)	322,956,275

	Total Investment Portfolio - 99.80% (Cost $1,432,514,267)	1,616,179,830
	Other Assets less Liabilities - 0.20%	3,202,561

	NET ASSETS - 100.00%	$1,619,382,391

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Note, par value $80,265,000, due 3/15/13, value $80,245,488.

(f)	A portion of this security is segregated for written options or future fund commitments.

†	Annualized yield at date of purchase.

1	Incorporated in Bermuda.

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

The aggregate cost is $1,432,514,267.

The aggregate gross unrealized appreciation is $295,050,076.

The aggregate gross unrealized depreciation is $(111,384,513).

Country Concentration

% of Net Assets

United States*	51.77%
Hong Kong	19.95
United Kingdom	11.49
Japan	8.65
Canada	5.75
Singapore	2.19

Total	99.80%

* Includes cash equivalents.

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value

4,300	Vornado Realty Trust, Call (Premiums received $953,334)	9/18/10	$90	($1,763,000)

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $1,176,910,852)	$1,375,530,408
Affiliated issuers (cost of $255,603,415)	240,649,422

Total investments (cost of $1,432,514,267)	1,616,179,830
Foreign currency at value (cost of $9,743)	9,733
Dividends and interest receivable	5,607,314
Receivable for fund shares sold	3,606,818
Other assets	48,253

Total assets	1,625,451,948

Liabilities:
Payable for fund shares redeemed	2,411,028
Written options, at value (premiums received $953,334)	1,763,000
Payable to investment adviser (Note 3)	1,194,371
Accounts payable and accrued expenses	383,978
Payable for other shareholder servicing fees (Note 3)	301,764
Payable to trustees and officers	9,605
Distribution fees payable (Note 5)	5,811

Total liabilities	6,069,557

Net assets	$1,619,382,391

Summary of net assets:
Capital stock, $0.001 par value	$1,605,978,619
Accumulated distributions in excess of net investment income	(2,395,429)
Accumulated net realized losses from investments and foreign currency transactions	(166,990,733)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	182,789,934

Net assets applicable to capital shares outstanding	$1,619,382,391

Investor Class:
Net assets applicable to 787,467 shares outstanding, unlimited number of shares authorized	$17,192,601

Net asset value, offering and redemption price per share	$21.83

Institutional Class:
Net assets applicable to 73,402,729 shares outstanding, unlimited number of shares authorized
$1,602,189,790

Net asset value, offering and redemption price per share	$21.83

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Operations
For the Six Months Ended April 30, 2010
(Unaudited)

Investment Income:
Interest	$10,053,865
Dividends - unaffiliated issuers (net of foreign withholding tax of $384,631)	8,187,184
Dividends - affiliated issuers (Note 4)	206,797
Other income	3,752

Total investment income	18,451,598

Expenses:
Investment advisory fees (Note 3)	6,623,178
Other shareholder servicing fees (Note 3)	1,060,066
Transfer agent fees	234,765
Reports to shareholders	140,713
Custodian fees	80,744
Accounting fees	65,895
Trustees’ and officers’ fees and expenses	62,254
Legal fees	49,055
Administration fees (Note 3)	45,979
Registration and filing fees	31,336
Auditing and tax consulting fees	28,563
Insurance expenses	20,498
Distribution fees (Note 5)	6,216
Miscellaneous expenses	7,119

Total expenses	8,456,381

Net investment income	9,995,217

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	2,040,577
Net realized loss on investments - affiliated issuers	(28,715,920)
Net realized loss on foreign currency transactions	(181,577)
Net change in unrealized appreciation/depreciation on investments	179,092,550
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(47,782)

Net gain on investments and foreign currency transactions	152,187,848

Net increase in net assets resulting from operations	$162,183,065

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (Unaudited)	For the Year Ended October 31, 2009

Operations:
Net investment income	$9,995,217	$44,186,837
Net realized gain (loss) on investments - unaffiliated issuers	2,040,577	(115,489,275)
Net realized gain (loss) on investments - affiliated issuers	(28,715,920)	172,766
Net realized gain on written options	—	3,114,986
Net realized loss on foreign currency transactions	(181,577)	(361,178)
Net change in unrealized appreciation/depreciation on investments	179,092,550	315,510,026
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(47,782)	228,941

Net increase in net assets resulting from operations	162,183,065	247,363,103

Dividends and Distributions to Shareholders from:
Net investment income
Investor Class	—	—
Institutional Class	(18,486,993)	(30,750,203)
Net realized gains
Investor Class	—	—
Institutional Class	—	—

Decrease in net assets from dividends and distributions	(18,486,993)	(30,750,203)

Capital Share Transactions:
Proceeds from sale of shares	269,033,424	311,740,920
Net asset value of shares issued in reinvestment of dividends and distributions	17,701,460	29,624,647
Redemption fees	31,675	420,959
Cost of shares redeemed	(192,392,928)	(432,716,976)

Net increase (decrease) in net assets resulting from capital share transactions	94,373,631	(90,930,450)

Net increase in net assets	238,069,703	125,682,450
Net assets at beginning of period	1,381,312,688	1,255,630,238

Net assets at end of period (including undistributed net investment income of $0 and $6,096,347, respectively)	$1,619,382,391	$1,381,312,688

The accompanying notes are an integral part of the financial statements.

27

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Period Ended April 30, 2010 (Unaudited)*

Net asset value, beginning of period	$20.40

Income from investment operations:
Net investment income	0.10 @
Net gain on investment transactions (both realized and unrealized)	1.33 [1]

Total from investment operations	1.43

Net asset value, end of period	$21.83

Total return	7.01%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,192
Ratio of expenses to average net assets	1.40%[3]
Ratio of net investment income to average net assets	1.46%[3]
Portfolio turnover rate	13%[2]

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Not annualized.

[3]	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

*	Period from December 31, 2009 (Commencement of Operations) to April 30, 2010.

The accompanying notes are an integral part of the financial statements.

28

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2010 (Unaudited)
		Years Ended October 31,

Institutional Class:		2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.86	$16.21	$35.47	$36.34	$29.41	$25.47

Income (loss) from investment operations:
Net investment income	0.14 @	0.63 @	0.31 @	0.85	0.32	0.33
Net gain (loss) on invvestment transactions (both realized and unrealized)	2.09 [3]	3.45 [1]	(15.72)[1]	1.80 [2]	8.08 [1]	4.05 [2]

Total from investment operations	2.23	4.08	(15.41)	2.65	8.40	4.38

Less distributions:
Dividends from net investment income	(0.26)	(0.43)	(0.60)	(0.89)	(0.44)	(0.18)
Distributions from realized gains	—	—	(3.25)	(2.63)	(1.03)	(0.26)

Total distributions	(0.26)	(0.43)	(3.85)	(3.52)	(1.47)	(0.44)

Net asset value, end of period	$21.83	$19.86	$16.21	$35.47	$36.34	$29.41

Total return	11.33%[4]	26.16%	(47.87)%	7.68%	29.78%	17.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,602,190	$1,381,313	$1,255,630	$2,934,708	$3,139,784	$2,873,769
Ratio of expenses to average net assets	1.15%[5]	1.18%	1.12%	1.10%	1.11%	1.14%
Ratio of net investment income to average net assets	1.36%[5]	4.00%	1.22%	1.14%	0.80%	1.15%
Portfolio turnover rate	13%[4]	24%	34%	19%	10%	13%

[1]	Includes redemption fees of $0.01 per share.

[2]	Includes redemption fees of $0.02 per share.

[3]	Includes redemption fees of less than $0.01 per share.

[4]	Not annualized.

[5]	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

29

Third Avenue Trust
Third Avenue International Value Fund
Industry Diversification

The summary of the Fund’s investments as of April 30, 2010 is as follows:
(Unaudited)

The accompanying notes are an integral part of the financial statements.

30

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at April 30, 2010
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants - 84.51%

	Advertising - 2.57%
1,437,900	Asatsu-DK, Inc. (Japan)	$38,151,162

	Agriculture - 6.09%
155,356	United International Enterprises, Ltd. (Denmark)[1]	14,251,355
8,989,514	Viterra, Inc. (Canada) (a)	76,107,325

		90,358,680

	Building & Construction Products/Services - 0.48%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	7,144,117

	Corporate Services - 0.63%
22,522,784	Boardroom, Ltd. (Singapore) (c)	9,286,560

	Diversified Operations - 6.45%
1,792,442	Antarchile S.A. (Chile)	34,712,481
5,371,200	Hutchison Whampoa, Ltd. (Hong Kong)	36,863,109

486,632	Lundbergforetagen AB, Class B (Sweden)	24,118,067

		95,693,657

	Electronics Components - 8.89%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	131,905,447
	Forest Products & Paper - 5.72%
60,271,095	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	16,281,146
12,000,000	Catalyst Paper Corp. (Canada) (a) (b) (c) (e) (f)	3,241,583
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	35,802,829
598,656	Weyerhaeuser Co.	29,645,445

		84,971,003

	Holding Companies - 10.00%
761,561	Compagnie Nationale a Portefeuille (Belgium)	39,511,027

Shares		Value (Note 1)

3,815,400	Guoco Group, Ltd. (Hong Kong)[2]	$39,679,713
1,270,888	Leucadia National Corp. (a)	32,166,175
543,085	LG Corp. (South Korea)	37,029,951

		148,386,866

	Insurance - 10.87%
349,693	Allianz SE (Germany)	40,090,611
1,649,795	BRIT Insurance Holdings NV (Netherland)	19,996,607
265,070	Munich Re (Germany)	37,357,327
1,533,625	Sampo Oyj, Class A (Finland)	37,696,433
881,900	Tokio Marine Holdings, Inc. (Japan)	26,254,709

		161,395,687

	Investment Companies - 2.24%
29,835,208	Resolution, Ltd. (Guernsey)	33,226,015

	Machinery - 1.79%
432,791	Andritz AG (Austria)	26,498,801

	Media - 0.28%
426,968	Alma Media Corp. (Finland)	4,149,973

	Metals & Mining - 3.50%
5,745,000	Dundee Precious Metals, Inc. (Canada) (a) (f)	22,905,346
512,500	Dundee Precious Metals, Inc.
	Warrants, expires 6/29/12 (Canada) (a) (e)	70,634
2,360,000	Dundee Precious Metals, Inc.
	Warrants, expires 11/20/15 (Canada) (a) (e)	3,833,432
448,956	Newmont Mining Corp.	25,177,452

		51,986,864

	Non-U.S. Real Estate Operating Companies - 4.48%
2,735,600	Daibiru Corp. (Japan)	26,048,444
2,187,000	Mitsui Fudosan Co., Ltd. (Japan)	40,501,645

		66,550,089

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Oil & Gas Production & Services - 3.18%
593,960	Cenovus Energy, Inc. (Canada)	$17,403,028
903,197	EnCana Corp. (Canada)	29,868,725

		47,271,753

	Other Financial - 2.72%
67,766,000	Yuanta Financial Holding Co., Ltd. (Taiwan)	40,404,944

	Pharmaceuticals - 3.65%
1,023,998	GlaxoSmithKline PLC (United Kingdom)	19,006,480
514,600	Sanofi-Aventis SA (France)	35,105,300

		54,111,780

	Technology - Hardware - 2.88%
84,824,750	United Microelectronics Corp. (Taiwan) (a)	42,676,908

	Telecommunications - 5.55%
49,496,693	Netia S.A. (Poland) (a) (c)	82,442,410

	Transportation - 2.54%
5,233,000	Seino Holdings Co., Ltd. (Japan)	37,734,537

	Total Common Stocks and Warrants (Cost $1,270,594,335)	1,254,347,253

Notional Amount ($)

Purchased Options - 0.73%

	Foreign Currency Put Options - 0.73%
75,000,000	Euro Currency, strike 1.329 Euro, expires 1/27/11	3,287,543

Notional Amount ($)		Value (Note 1)

75,000,000	Japan Currency, strike 90 Yen, expires 12/1/10	$4,706,903
75,000,000	Japan Currency, strike 95 Yen, expires 2/22/11	2,838,690

	Total Purchased Options (Cost $8,066,250)	10,833,136

Principal Amount ($)

Short Term Investments - 14.25%

	Repurchase Agreement - 5.50%
81,542,273	JPMorgan Securities, Inc., 0.11%, dated 4/30/10, due 5/3/10 (d)	81,542,273

	U.S. Government Obligations - 8.75%
130,000,000	U.S. Treasury Bills, 0.13%-0.23%†, due 5/27/10-10/28/10	129,915,255

	Total Short Term Investments (Cost $211,458,020)	211,457,528

	Total Investment Portfolio - 99.49% (Cost $1,490,118,605)	1,476,637,917
	Other Assets less Liabilities - 0.51%	7,538,484

	NET ASSETS - 100.00%	$1,484,176,401

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Note, par value $83,930,000, due 3/15/13, value $83,762,140.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bahamas.

[2]	Incorporated in Bermuda.

The aggregate cost is $1,490,118,605.

The aggregate gross unrealized appreciation is $190,625,157.

The aggregate gross unrealized depreciation is $(204,105,845).

Country Concentration

% of Net Assets

United States *	20.84%
Canada	11.43
Japan	11.37
Singapore	9.51
Taiwan	5.60
Poland	5.55
Germany	5.22
Hong Kong	5.16
United Kingdom	4.87
New Zealand	2.89
Finland	2.82
Belgium	2.66
South Korea	2.49
France	2.37
Chile	2.34
Austria	1.79
Sweden	1.62
Denmark	0.96

Total	99.49%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust
Third Avenue International Value Fund
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $1,081,000,691)	$1,108,991,552
Affiliated issuers (cost of $327,575,641)	286,104,092
Repurchase agreement (cost of $81,542,273)	81,542,273

Total investments (cost of $1,490,118,605)	1,476,637,917
Receivable for securities sold	6,300,586
Dividends and interest receivable	2,824,916
Receivable for fund shares sold	2,764,127
Other assets	47,001

Total assets	1,488,574,547

Liabilities:
Payable for fund shares redeemed	2,006,178
Payable to investment adviser (Note 3)	1,753,685
Accounts payable and accrued expenses	379,970
Payable for other shareholder servicing fees (Note 3)	189,813
Payable for securities purchased	64,085
Payable to trustees and officers	3,554
Distribution fees payable (Note 5)	861

Total liabilities	4,398,146

Net assets	$1,484,176,401

Summary of net assets:
Capital stock, $0.001 par value	$1,722,483,093
Accumulated distributions in excess of net investment income	(30,019,519)
Accumulated net realized losses from investments and foreign currency transactions	(194,812,830)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(13,474,343)

Net assets applicable to capital shares outstanding	$1,484,176,401

Investor Class:
Net assets applicable to 152,094 shares outstanding, unlimited number of shares authorized	$2,369,059

Net asset value, offering and redemption price per share	$15.58

Institutional Class:
Net assets applicable to 95,116,045 shares outstanding, unlimited number of shares authorized	$1,481,807,342

Net asset value, offering and redemption price per share	$15.58

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust
Third Avenue International Value Fund
Statement of Operations
For the Six Months Ended April 30, 2010
(Unaudited)

Investment Income:
Interest	$20,986
Dividends - unaffiliated issuers (net of foreign withholding tax of $1,150,803)	10,383,228
Dividends - affiliated issuers (Note 4)	1,654,605
Other income	1,407

Total investment income	12,060,226

Expenses:
Investment advisory fees (Note 3)	8,888,432
Other shareholder servicing fees (Note 3)	719,828
Custodian fees	278,873
Transfer agent fees	179,674
Reports to shareholders	108,207
Legal fees	73,483
Accounting fees	70,843
Trustees’ and officers’ fees and expenses	54,508
Administration fees (Note 3)	44,989
Registration and filing fees	42,605
Auditing and tax consulting fees	33,786
Insurance expense	19,960
Distribution fees (Note 5)	866
Miscellaneous expenses	9,231

Total expenses	10,525,285
Less: Expenses waived (Note 3)	(569,375)

Net expenses	9,955,910

Net investment income	2,104,316

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(16,963,829)
Net realized loss on investments - affiliated issuers	(28,540,573)
Net realized loss on foreign currency transactions	(464,768)
Net change in unrealized appreciation/depreciation on investments	96,611,533
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(31,199)

Net gain on investments and foreign currency transactions	50,611,164

Net increase in net assets resulting from operations	$52,715,480

The accompanying notes are an integral part of the financial statements.

35

Third Avenue Trust
Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (Unaudited)	For the Year Ended October 31, 2009

Operations:
Net investment income	$2,104,316	$9,682,779
Net realized loss on investments - unaffiliated issuers	(16,963,829)	(139,184,187)
Net realized loss on investments - affiliated issuers	(28,540,573)	(9,655,840)
Net realized loss on foreign currency transactions	(464,768)	(414,391)
Net change in unrealized appreciation/depreciation on investments	96,611,533	452,675,263
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(31,199)	(25,682)

Net increase in net assets resulting from operations	52,715,480	313,077,942

Dividends and Distributions to Shareholders from:
Net investment income
Investor Class	—	—
Institutional Class	(16,339,865)	(2,220,051)
Net realized gains
Investor Class	—	—
Institutional Class	—	(12,609,922)

Decrease in net assets from dividends and distributions	(16,339,865)	(14,829,973)

Capital Share Transactions:
Proceeds from sale of shares	271,628,396	320,223,573
Net asset value of shares issued in reinvestment of dividends and distributions	15,301,778	13,828,304
Redemption fees	19,342	539,631
Cost of shares redeemed	(171,509,031)	(369,787,391)

Net increase (decrease) in net assets resulting from capital share transactions	115,440,485	(35,195,883)

Net increase in net assets	151,816,100	263,052,086
Net assets at beginning of period	1,332,360,301	1,069,308,215

Net assets at end of period	$1,484,176,401	$1,332,360,301

The accompanying notes are an integral part of the financial statements.

36

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Period Ended April 30, 2010 (Unaudited)*

Net asset value, beginning of period	$15.51

Income (loss) from investment operations:
Net investment income	0.09	@
Net loss on investment transactions (both realized and unrealized)	(0.02)

Total from investment operations	0.07

Net asset value, end of period	$15.58

Total return[1]	0.45%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,369
Ratio of expenses to average net assets
Before fee waivers	1.73%[4]
After fee waivers[2]	1.65	%4#
Ratio of net investment income to average net assets	1.70%[4]
Portfolio turnover rate	8%[3]

[1]

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.

[3]	Not Annualized.

[4]	Annualized.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

*	Period from December 31, 2009 (Commencement of Operations) to April 30, 2010.

The accompanying notes are an integral part of the financial statements.

37

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2010 (Unaudited)
			Years Ended October 31,

Institutional Class:			2009	2008	2007	2006	2005

Net asset value, beginning of period	$15.18		$11.51	$25.01	$23.77	$20.40	$17.17

Income (loss) from investment operations:
Net investment income	0.02	@	0.11 @	0.10 @	0.37	0.86 †	0.30
Net gain (loss) on investment transactions (both realized and unrealized)	0.56	[3]	3.73 [2]	(9.76)[2]	3.69 [3]	3.07 [1]	3.15 [1]

Total from investment operations	0.58		3.84	(9.66)	4.06	3.93	3.45

Less distributions:
Dividends from net investment income	(0.18)		(0.03)	(0.78)	(1.08)	(0.46)	(0.22)
Distributions from realized gains	—		(0.14)	(3.06)	(1.74)	(0.10)	—

Total distributions	(0.18)		(0.17)	(3.84)	(2.82)	(0.56)	(0.22)

Net asset value, end of period	$15.58		$15.18	$11.51	$25.01	$23.77	$20.40

Total return[4]	3.84%[6]		33.87%	(44.31)%	18.86%	19.63%	20.24%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,481,807		$1,332,360	$1,069,308	$2,328,583	$2,357,644	$1,934,959
Ratio of expenses to average net assets
Before fee waivers/recovery	1.48%[7]		1.51%	1.48%	1.45%	1.45%	1.52%
After fee waivers/recovery[5]	1.40	%7#	1.47%#	N/A	N/A	N/A	1.53%
Ratio of net investment income to average net assets	0.30%[7]		0.89%	0.57%	1.48%	3.25%†	1.19%
Portfolio turnover rate	8%[6]		16%	30%	23%	34%	3%

[1]	Includes redemption fees of $0.02 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Includes redemption fees of less than $0.01 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[5]

As a result of an expense limitation, effective July 1, 2009 until June 30, 2011, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Prior to July 1, 2009, the expense limitation was 1.75%.

[6]	Not Annualized.

[7]	Annualized.

#	The investment adviser waived a portion of its fees.

†

Investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding this special dividend, the ratio of net investment income to average net assets would have been 2.25%.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

38

Third Avenue Trust
Third Avenue Focused Credit Fund
Industry Diversification

The summary of the Fund’s investments as of April 30, 2010 is as follows:
(Unaudited)

The accompanying notes are an integral part of the financial statements.

39

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at April 30, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 83.98%

	Aerospace - 3.73%
	Aveos Fleet Performance, Inc.:
3,180,308	Term Loan, 11.250%, due 3/12/13 (b)	$3,212,111
5,786,537	Term Loan B, 10.750%, due 3/12/15 (b)	5,815,470
9,000,000	DAE Aviation Holdings, Inc, 11.250%, due 8/1/15 (a)	9,022,500
	Sequa Corp;
4,200,000	11.750%, due 12/1/15 (a)	4,268,250
7,083,187	PIK, 13.500%, due 12/1/15 (a)	7,375,368

		29,693,699

	Automobile Parts - 0.56%
4,100,000	Remy International, Inc., PIK,12.484%, due 12/1/14	4,428,000

	Building Products - 2.31%
19,000,000	Ainsworth Lumber Co., Ltd., PIK, 11.000%, due 7/29/15 (Canada) (a)	18,335,000

	Chemicals - 8.21%
	CF Industries, Inc.:
2,000,000	6.875%, due 5/1/18	2,090,000
9,000,000	7.125%, due 5/1/20	9,495,000
13,000,000	Georgia Gulf Corp., 9.000%, due 1/15/17 (a)	13,780,000
1,500,000	LBI Escrow Corp., 8.000%, due 11/1/17 (a)	1,558,125
	Lyondell Chemical Co.:
18,999,616	Term Loan, 5.799%, due 6/3/10 (b)	20,852,078
2,000,000	Term Loan, 5.500%, due 3/14/16 (b)	2,009,628
	Tronox, Inc.:
9,246,000	Term Loan B1, 9.000%, due 9/20/10 (b)	9,396,248

Principal Amount ($)		Value (Note 1)

2,484,000	Term Loan B2, 9.000%, due 9/20/10 (b)	$2,524,365
3,000,000	Tronox Worldwide LLC/ Tronox Finance Corp., 9.500%, due 12/1/12*	3,585,000

		65,290,444

	Consumer Products - 0.87%
6,949,649	Spectrum Brands, Inc., Term Loan B, 7.681%, due 6/30/12 (b)	6,951,386

	Consumer Services - 3.05%
22,500,000	Hertz Corp. (The), 10.500%, due 1/1/16 (e)	24,243,750

	Diversified Manufacturing - 2.88%
15,000,000	Trimas Corp., 9.750%, due 12/15/17 (a)	15,543,750
7,255,937	World Color Press, Inc., Term Loan, 9.000%, due 7/21/12 (Canada) (b)	7,343,611

		22,887,361

	Energy - 14.12%
7,000,000	ATP Oil & Gas Corp., 11.875%, due 5/1/15 (a)	7,017,500
8,316,000	Chaparral Energy, Inc., 8.500%, due 12/1/15	8,149,680
20,500,000	Compton Petroleum Finance Corp., 7.625%, due 12/1/13 (Canada)	17,527,500
10,000,000	Connacher Oil & Gas, 10.250%, due 12/15/15 (Canada) (a)	10,350,000
	Consol Energy Inc.:
2,500,000	8.000%, due 4/1/17 (a)	2,653,125
2,500,000	8.250%, due 4/1/20 (a)	2,675,000
9,962,000	Denbury Resources, Inc., 8.250%, due 2/15/20	10,734,055

The accompanying notes are an integral part of the financial statements.

40

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Energy (continued)
	Energy XXI Gulf Coast, Inc.:
10,138,319	10.000%, due 6/15/13	$10,467,814
9,261,155	PIK, 16.000%, due 6/15/14 (a)	10,696,634
8,000,000	International Coal Group, Inc., 9.125%, due 4/1/18	8,320,000
15,000,000	Stallion OilField Holdings, Ltd., 10.500%, due 2/15/15 (a)	15,075,000
8,500,000	Trico Shipping AS, 11.875%, due 11/1/14 (Norway) (a)	8,638,125

		112,304,433

	Entertainment - 0.81%
6,250,000	Six Flags Theme Parks, Term Loan, due 10/8/16	6,414,063

	Financials - 9.43%
11,000,000	Capmark Financial Group, Inc., Term Loan, 2.425%, due 3/23/11 (b)*	4,236,969
	CIT Group, Inc.:
5,745,499	7.000%, due 5/1/15	5,494,133
18,242,498	7.000%, due 5/1/16	17,398,782
8,739,498	7.000%, due 5/1/17	8,335,296
	GMAC, Inc.:
5,150,000	7.250%, due 3/2/11	5,272,312
3,000,000	7.000%, due 2/1/12	3,078,750
1,000,000	8.300%, due 2/12/15 (a)	1,046,250
5,000,000	8.000%, due 11/1/31	4,900,000
10,786,538	Marsico Parent Co. LLC, Term Loan B, 5.313%, due 12/15/14 (b)	7,937,091
	Nuveen Investments, Inc.:
14,000,000	10.500%, due 11/15/15	14,070,000
2,925,000	Term Loan, 12.500%, due 7/31/15 (b)	3,234,562

		75,004,145

Principal Amount ($)		Value (Note 1)

	Food & Beverage - 1.97%
15,000,000	Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp., 9.250%, due 4/1/15 (a)	$15,675,000

	Gaming - 2.32%
	Harrah’s Operating Co., Inc.:
2,000,000	11.250%, due 6/1/17	2,190,000
500,000	12.750%, due 4/15/18 (a)	496,875
12,000,000	Term Loan B2, 3.249%, due 1/28/15 (b)	10,585,836
5,000,000	Midwest Gaming Borrower LLC/ Midwest Finance Corp., 11.625%, due 4/15/16 (a)	5,162,500

		18,435,211

	Healthcare - 4.51%
5,000,000	Accellent Inc., 8.375%, due 2/1/17 (a)	5,081,250
6,000,000	Biomet, Inc., PIK, 10.375%, due 10/15/17	6,630,000
17,250,000	HCA, Inc., PIK, 9.625%, due 11/15/16	18,802,500
5,572,000	US Oncology Holdings, Inc., PIK, 6.643%, due 3/15/12 (b)	5,349,120

		35,862,870

	Media - 6.36%
15,073,000	Clear Channel Communications, Inc., PIK, 11.000%, due 8/1/16	11,756,940
	Clear Channel Worldwide Holdings, Inc.:
1,000,000	Series A, 9.250%, due 12/15/17 (a)	1,072,500
4,000,000	Series B, 9.250%, due 12/15/17 (a)	4,305,000
1,522,250	DEX Media West LLC, Term Loan, 7.500%, due 10/24/14 (b)	1,450,657
8,809,217	DEX One Corp., PIK, 12.000%, due 1/29/17	8,985,401
250,000	Gray Television Inc., 10.500%, due 6/29/15 (a)	252,188

The accompanying notes are an integral part of the financial statements.

41

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Media (continued)
5,000,000	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 8/1/14	$5,275,000
3,231,491	RH Donnelley Inc., Term Loan, 9.250%, due 10/24/14 (b)	3,154,743
997,375	Spanish Broadcasting Systems Inc., Term Loan, 2.050%, due 6/10/12 (b)	927,559
14,961,637	TL Acquisitions, Inc., Term Loan, 2.777%, due 7/5/14 (b)	13,417,012

		50,597,000

	Metals & Mining - 4.26%
4,266,285	Aleris International, Inc., Term Loan, 13.000%, due 5/13/10 (b)	4,386,274
	FMG Finance Party, Ltd. (Australia):
2,000,000	10.000%, due 9/1/13 (a)	2,230,000
15,998,000	10.625%, due 9/1/16 (a)	18,877,640
8,000,000	Murray Energy Corp.,10.250%, due 10/15/15 (a)	8,360,000

		33,853,914

	Retail - 1.82%
8,835,000	Blockbuster, Inc., 11.750%, due 10/1/14 (a)	6,515,812
	Rite Aid Corp.:
2,000,000	7.500%, due 3/1/17	1,900,000
5,500,000	10.250%, due 10/15/19	6,036,250

		14,452,062

	Technology - 1.92%
16,914,583	First Data Corp., Term Loan B1, 3.012% due 9/24/14 (b)	15,249,511

	Telecommunications - 8.15%
5,000,000	Cincinnati Bell, Inc., 8.750%, due 3/15/18	5,087,500

Principal Amount ($)		Value (Note 1)

	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	$12,029,850
5,800,000	10.500%, due 4/15/18 (a)	6,220,500
2,500,000	Integra Telecommunications Holdings, Inc., 10.750%, due 4/15/16 (a)	2,562,500
11,500,000	Intelsat Jackson Holdings, Ltd., 11.250%, due 6/15/16 (Bermuda)	12,506,250
	New Communications Holdings, Inc.:
4,000,000	8.250%, due 4/15/17 (a)	4,140,000
5,000,000	8.500%, due 4/15/20 (a)	5,175,000
5,000,000	8.750%, due 4/15/22 (a)	5,175,000
500,000	Telcordia Technologies, Inc., 11.000%, due 5/1/18 (a)	512,500
11,000,000	West Corp., 9.500%, due 10/15/14	11,440,000

		64,849,100

	Transportation - 4.36%
5,954,523	Accuride Corp., Term Loan B, 9.750%, due 6/30/13 (b)	5,972,387
	Swift Transportation Co., Inc.:
3,000,000	12.500%, due 5/15/17 (a)	3,033,750
7,500,000	Letter of Credit, 2.050%, due 5/10/14 (b)	7,164,848
16,300,044	Term Loan B, 8.250%, due 5/10/14 (b)	15,904,002
2,500,000	United Maritime Group LLC/ United Maritime Group Finance Corp., 11.750%, due 6/15/15 (a)	2,612,500

		34,687,487

	Utilities - 2.34%
3,000,000	Bosque Power Co. LLC, Term Loan, 5.489%, due 12/10/14 (b)	2,227,500
500,000	Energy Future Holdings Corp., 10.000%, due 1/15/20 (a)	527,500

The accompanying notes are an integral part of the financial statements.

42

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2010
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments (continued)

	Utilities (continued)
19,409,416	Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.752%, due 10/10/14 (b)	$15,864,500

		18,619,500

	Total Corporate Debt Instruments (Cost $638,612,919)	667,833,936

Shares

Preferred Stocks - 0.53%
	Financials - 0.53%
5,000	GMAC, Inc., 7.000% (a)	4,246,719

	Total Preferred Stocks (Cost $4,337,500)	4,246,719

Common Stocks - 2.65%
	Aerospace - 1.39%
623,251	Aveos Fleet Performance, Inc. (d)	11,062,700

	Energy - 0.72%
247,695	Stallion Oilfield Holdings, Inc. (d)	5,715,000

	Financials - 0.22%
42,780	CIT Group, Inc. (d)	1,736,868

	Media - 0.32%
82,533	DEX One Corp. (d)	2,501,575

	Total Common Stocks (Cost $19,310,588)	21,016,143

Principal Amount ($)

Short Term Investments - 11.29%
Repurchase Agreement - 11.29%
89,780,869	JPMorgan Securities, Inc., 0.11%, dated 4/30/10, due 5/3/10 (c)	89,780,869

Principal Amount ($)		Value (Note 1)

	Total Short Term Investments (Cost $89,780,869)	$89,780,869

	Total Investment Portfolio - 98.45% (Cost $752,041,876)	782,877,667
	Other Assets less Liabilities - 1.55%	12,328,133

	NET ASSETS - 100.00%	$795,205,800

Notes:

PIK: Payment-in-kind.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security.

(c)	Repurchase agreement collateralized by U.S. Treasury Note, par value $92,410,000, due 3/15/13, value $92,387,535.

(d)	Non-income producing security.

(e)	A portion of this security is segregated for future fund commitments.

*	Issuer in default.

[1]	Incorporated in Bermuda.

The aggregate cost is $752,041,876.

The aggregate gross unrealized appreciation is $32,833,282.

The aggregate gross unrealized depreciation is $(1,997,491).

Country Concentration

% of Net Assets

United States*	84.11%
Canada	6.73
Australia	2.65
Jamaica	2.30
Bermuda	1.57
Norway	1.09

Total	98.45%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

43

Third Avenue Trust Third Avenue Focused Credit Fund Statement of Assets and Liabilities April 30, 2010 (Unaudited)

Assets:
Investments at value (cost of $664,261,007) (Notes 1 and 4)	$695,096,798
Repurchase agreement (cost of $87,780,869)	87,780,869

Total investments (cost of $752,041,876)	782,877,667
Receivable for securities sold	28,332,094
Dividends and interest receivable	12,489,833
Receivable for fund shares sold	3,188,077
Receivable for unrealized appreciation on unfunded commitments	168,245
Other assets	230,380

Total assets	827,286,296

Liabilities:
Payable for securities purchased	30,561,911
Accounts payable and accrued expenses	584,493
Payable to investment adviser (Note 3)	445,000
Payable for loans	216,599
Payable for fund shares redeemed	200,156
Distribution fees payable (Note 5)	55,717
Payable for other shareholder servicing fees (Note 3)	11,229
Payable to trustees and officers	5,391

Total liabilities	32,080,496

Net assets	$795,205,800

Summary of net assets:
Capital stock, $0.001 par value	$749,444,109
Accumulated net investment income	9,310,220
Accumulated undistributed net realized gains from investments and foreign currency transactions	5,447,435
Net unrealized appreciation of investments	31,004,036

Net assets applicable to capital shares outstanding	$795,205,800

Investor Class:
Net assets applicable to 19,446,560 shares outstanding, unlimited number of shares authorized	$215,077,364

Net asset value, offering and redemption price per share	$11.06

Institutional Class:
Net assets applicable to 52,444,621 shares outstanding, unlimited number of shares authorized	$580,128,436

Net asset value, offering and redemption price per share	$11.06

The accompanying notes are an integral part of the financial statements.

44

Third Avenue Trust Third Avenue Focused Credit Fund Statement of Operations For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$23,367,782
Dividends	89,450
Other income	52,741

Total investment income	23,509,973

Expenses:
Investment advisory fees (Note 3)	1,974,132
Distribution fees (Note 5)	219,888
Accounting fees	111,480
Offering costs (Note 1)	74,384
Transfer agent fees	71,020
Reports to shareholders	61,522
Auditing and tax consulting fees	51,261
Other shareholder servicing fees (Note 3)	31,346
Registration and filing fees	29,887
Trustees’ and officers’ fees and expenses	19,812
Administration fees (Note 3)	16,682
Custodian fees	6,451
Legal fees	6,335
Insurance expenses	391
Miscellaneous expenses	3,452

Total expenses	2,678,043
Recovery of expense previously waived and reimbursed (Note 3)	21,086

Net expenses	2,699,129

Net investment income	20,810,844

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	5,460,301
Net realized loss on foreign currency transactions	(11,818)
Net change in unrealized appreciation/depreciation on investments	28,360,353

Net gain on investments and foreign currency transactions	33,808,836

Net increase in net assets resulting from operations	$54,619,680

The accompanying notes are an integral part of the financial statements.

45

Third Avenue Trust Third Avenue Focused Credit Fund Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2010 (Unaudited)	For the Period Ended October 31, 2009*

Operations:
Net investment income	$20,810,844	$1,180,300
Net realized gain on investments	5,460,301	224,964
Net realized loss on foreign currency transactions	(11,818)	—
Net change in unrealized appreciation/depreciation on investments	28,360,353	2,643,683

Net increase in net assets resulting from operations	54,619,680	4,048,947

Dividends and Distributions to Shareholders from:
Net investment income
Investor Class	(4,064,719)	—
Institutional Class	(8,663,008)	—
Net realized gains
Investor Class	(70,638)	—
Institutional Class	(155,374)	—

Decrease in net assets from dividends and distributions	(12,953,739)	—

Capital Share Transactions:
Proceeds from sale of shares	535,892,613	285,411,306
Net asset value of shares issued in reinvestment of dividends and distributions	11,775,302	—
Redemption fees	189,495	19,314
Cost of shares redeemed	(77,156,349)	(6,640,769)

Net increase in net assets resulting from capital share transactions	470,701,061	278,789,851

Net increase in net assets	512,367,002	282,838,798
Net assets at beginning of period	282,838,798	—

Net assets at end of period	$795,205,800	$282,838,798

(including undistributed net investment income of $9,310,220 and $1,227,103, respectively)

* The Fund commenced investment operations on August 31, 2009.

The accompanying notes are an integral part of the financial statements.

46

Third Avenue Trust Third Avenue Focused Credit Fund Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2010 (Unaudited)	For the Period Ended October 31, 2009*

Net asset value, beginning of period	$10.25	$10.00

Income from investment operations:
Net investment income	0.41 @	0.07	@
Net gain on investment transactions (both realized and unrealized)	0.65 [6]	0.18	[1]

Total from investment operations	1.06	0.25

Less distributions:
Dividends from net investment income	(0.24)	—
Distributions from realized gains	(0.01)	—

Total distributions	(0.25)	—

Net asset value, end of period	$11.06	$10.25

Total return[2]	10.38%[3]	2.50%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$215,077	$90,913
Ratio of expenses to average net assets
Before expense reimbursement/recovery	1.17%[4]	1.53%[4]
After expense reimbursement/recovery[5]	1.18%[4]	1.40	%4#
Ratio of net investment income to average net assets	7.69%[4]	4.18%[4]
Portfolio turnover rate	43%[3]	12%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

[6]	Includes redemption fees of $0.01 per share.

#	The investment adviser waived a portion of its fees and reimbursed certain expenses.

@	Calculated based on the average number of shares outstanding during the period.

*	The Fund commenced investment operations on August 31, 2009.

The accompanying notes are an integral part of the financial statements.

47

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Institutional Class:	For the Six Months Ended April 30, 2010 (Unaudited)	For the Period Ended October 31, 2009*

Net asset value, beginning of period	$10.26	$10.00

Income from investment operations:
Net investment income	0.42 @	0.08	@
Net gain on investment transactions (both realized and unrealized)	0.64 [5]	0.18

Total from investment operations	1.06	0.26

Less distributions:
Dividends from net investment income	(0.25)	—
Distributions from realized gains	(0.01)	—

Total distributions	(0.26)	—

Net asset value, end of period	$11.06	$10.26

Total return[1]	10.41%[2]	2.60%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$580,129	$191,926
Ratio of expenses to average net assets
Before expense reimbursement/recovery	0.94%[3]	1.18%[3]
After expense reimbursement/recovery[4]	0.95%[3]	0.95	%3#
Ratio of net investment income to average net assets	8.01%[3]	4.59%[3]
Portfolio turnover rate	43%[2]	12%[2]

[1]

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Not annualized.

[3]	Annualized.

[4]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.

[5]	Includes redemption fees of less than $0.01 per share.

#	The investment adviser waived a portion of its fees and reimbursed certain expenses.

@	Calculated based on the average number of shares outstanding during the period.

*	The Fund commenced investment operations on August 31, 2009.

The accompanying notes are an integral part of the financial statements.

48

Third Avenue Trust
Notes to Financial Statements
April 30, 2010
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) (commonly known as “junk bonds”) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data).

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets (plus the amount of any borrowing for investment purposes, although the Fund does not intend to borrow for investment purposes) in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies of any market capitalization (meaning companies with high quality assets and a relative absence of liabilities). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value.

49

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

The Fund may also invest a portion of its assets in debt securities (which may include high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment.

Third Avenue Focused Credit Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) in bonds and other types of credit instruments. The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard & Poor’s Rating Service and Fitch Rating Service.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

On December 31, 2009, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund began offering Investor Class of shares of those funds. Shares outstanding prior to the offering of Investor Class shares were re-designated as Institutional Class shares.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing

50

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At April 30, 2010, such securities had a total fair value of $57,736,336 or 1.05% of net assets of Third Avenue Value Fund, $12,295,035 or 0.98% of net assets of Third Avenue Small-Cap Value Fund, $32,106,715 or 1.98% of net assets of Third Avenue Real Estate Value Fund and $19,522,729 or 1.32% of net assets of Third Avenue International Value Fund. There were no fair valued securities for Third Avenue Focused Credit Fund at April 30, 2010. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

51

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

Effective October 31, 2009, the Funds adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly FSP FAS 157-4). This FASB provides guidance in determining fair value when the volume and level of activity for the asset or liability significantly decreased and identifying transactions that are not orderly. FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

52

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of April 30, 2010:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices
Investments in Securities:
Common Stocks & Warrants:
Aerospace & Defense	$—	$2,203,067	$—	$—	$—
Agriculture	—	46,218,752	—	76,107,325	—
Annuities & Mutual Fund Management & Sales	186,780,000	—	—	—	—
Chemical & Allied Products	—	11,294,815	—	—	—
Computer Peripherals	—	21,551,829	—	—	—
Consumer Products	—	34,967,016	—	—	—
Corporate Services	—	—	—	9,286,560	—
Depository Institutions	92,004,810	—	—	—	—
Diversified Operations	253,400,000	—	—	34,712,481	—
Electronics Components	—	52,139,499	—	—	—
Energy/Services	—	91,473,935	—	—	—
Financials	—	—	—	—	1,736,868
Financial Services	9,525,125	—	—	—	—
Forest Products & Paper	—	39,542,829	—	29,645,445	—
Healthcare Services	—	57,383,913	—	—	—
Holding Companies	7,840,949	59,819,320	—	32,166,175	—
Home Development	38,300,000	—	—	—	—
Industrial & Agricultural Equipment	2,952,820	—	—	—	—
Industrial Equipment	—	5,670,279	—	—	—
Insurance & Reinsurance	—	45,690,296	—	—	—
Life Insurance	—	39,036,713	—	—	—
Metals & Mining	—	—	—	51,986,864	—
Metals Manufacturing	—	57,807,269	—	—	—
Media	—	7,567,603	—	—	2,501,575
Mutual Holding Companies	12,931,558	—	—	—	—
Non-U.S. Real Estate Operating Companies	—	—	93,077,013	—	—
Oil & Gas	—	24,067,369	—	—	—
Oil & Gas Production & Services	379,514,124	—	—	47,271,753	—
Securities Trading Services	—	30,269,570	—	—	—

53

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Semiconductor Equipment Manufacturers & Related	$—	$22,204,387	$—	$—	$—
Software	—	39,428,194	—	—	—
Steel & Specialty Steel	392,560,000	—	—	—	—
Telecommunications	76,661,155	19,329,265	—	—	—
Transportation	—	3,470,790	—	—	—
U.S. Real Estate Investment Trusts	—	—	90,001,926	—	—
U.S. Real Estate Operating Companies	311,369,510	94,300,972	242,048,742	—	—
Utilities, Utility Service Companies & Waste Management	154,119,220	—	—	—	—
Limited Partnerships:
Infrastructure	7,060,000	—	—	—	—
Preferred Stocks:
Financials	—	—	—	—	4,246,719

Total for Level 1 Securities	$1,925,019,271	$805,437,682	$425,127,681	$281,176,603	$8,485,162

Level 2: Other Significant Observable Inputs*
Investments in Securities:
Common Stocks & Warrants:
Aerospace	—	—	—	—	11,062,700
Advertising	—	—	—	38,151,162	—
Agriculture	—	—	—	14,251,355	—
Automotive	507,753,153	—	—	—	—
Building & Construction Products/Services	—	—	—	7,144,117	—
Chemical & Allied Products	—	50,220,398	—	—	—
Depository Institutions	32,866,508	—	—	—	—
Diversified Operations	252,486,037	—	—	60,981,176	—
Electronics Components	—	—	—	131,905,447	—
Forest Products & Paper	—	—	—	35,802,829	—
Holding Companies	1,309,222,481	54,741,153	—	116,220,691	—
Industrial Equipment	—	29,630,440	—	—	—
Insurance	—	—	—	161,395,687	—
Investment Companies	—	—	—	33,226,015	—
Machinery	—	—	—	26,498,801	—
Media	—	—	—	4,149,973	—
Non-U.S. Real Estate Consulting/Management	—	—	17,258,463	—	—

54

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2 (continued)
Non-U.S. Real Estate Investment Trusts	$—	$—	$108,489,087	$—	$—
Non-U.S. Real Estate Operating Companies	895,638,194	94,507,203	559,035,569	66,550,089	—
Other Financial	—	—	—	40,404,944	—
Pharmaceuticals	—	—	—	54,111,780	—
Technology-Hardware	—	—	—	42,676,908	—
Telecommunications	—	—	—	82,442,410	—
Transportation	—	—	—	37,734,537	—
U.S. Real Estate Operating Companies	—	—	56,341,625	—	—
Preferred Stocks:
Insurance & Reinsurance	8,302	—	—	—	—
Corporate Debt Instruments	260,163,540	57,877,338	91,013,881	—	673,548,936
Purchased Options:
Equity Put Options	—	—	968,750	—	—
Foreign Currency Put Options	—	6,907,998	2,881,784	10,833,136	—
Short Term Investments:
Repurchase Agreement	46,123,592	31,946,702	77,979,632	81,542,273	89,780,869
U.S. Government Obligations	199,767,600	114,952,703	244,976,643	129,915,255	—

Total for Level 2 Securities	$3,504,029,407	$440,783,935	$1,158,945,434	$1,175,938,585	$774,392,505

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Auto Supply	1,889,386	—	—	—	—
Consumer Products	26,318	—	—	—	—
Financial Insurance	555,000	—	—	—	—
Forest Products & Paper	—	5,816,035	—	19,522,729	—
Insurance & Reinsurance	177,863	—	—	—	—
Manufactured Housing	35,000,000	—	—	—	—
U.S. Real Estate Operating Companies	7,941,381	—	5,433,104	—	—
Limited Partnerships:	—	—	—	—	—
Holding Companies	—	6,479,000	—	—	—
Insurance & Reinsurance	246,025	—	—	—	—
Investment Fund	—	—	26,673,611	—	—

55

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3 (continued)
Preferred Stocks:
Insurance & Reinsurance	$236,158	$—	$—	$—	$—
Corporate Debt Instruments	11,664,205	—	—	—	—

Total for Level 3 Securities	$57,736,336	$12,295,035	$32,106,715	$19,522,729	$—

Total Value of Investments	$5,486,785,014	$1,258,516,652	$1,616,179,830	$1,476,637,917	$782,877,667

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Call Options Written:	$—	$—	$(1,763,000)	$—	$—

Total Value of Other Financial Instruments	$—	$—	$(1,763,000)	$—	$—

*	Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/09 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases	Payment- in-kind interest	Transfer out Level 3	Balance as of 4/30/10 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$—	$1,889,386	$—	$—	$—	$1,889,386	$1,889,386
Consumer Products	26,318	—	—	—	—	26,318	—
Financial Insurance	38,067	516,933	—	—	—	555,000	516,933
Insurance & Reinsurance	485,375	(307,512)	—	—	—	177,863	(307,512)
Manufactured Housing	35,000,000	—	—	—	—	35,000,000	—
U.S. Real Estate	—	—	—	—	—	—	—
Operating Companies	7,077,981	863,400	—	—	—	7,941,381	863,400
Corporate Debt Instruments	14,647,545	(3,463,394)	—	480,054	—	11,664,205	(3,463,394)

56

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

	Balance as of 10/31/09 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases	Payment- in-kind interest	Transfer out Level 3	Balance as of 4/30/10 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Limited Partnerships:
Insurance & Reinsurance	$234,146	$11,879	$—	$—	$—	$246,025	$11,879
Preferred Stocks:
Insurance & Reinsurance	271,577	(35,419)	—	—	—	236,158	(35,419)

Total	$57,781,009	$(524,727)	$—	$480,054	$—	$57,736,336	$(524,727)

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$5,167,444	$648,591	$—	$—	$—	$5,816,035	$648,591
Limited Partnerships:
Holding Companies	6,412,500	66,500	—	—	—	6,479,000	66,500

Total	$11,579,944	$715,091	$—	$—	$—	$12,295,035	$715,091

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate Operating Companies	$59,252,009	$590,696	$—	$—	$(54,409,601)	$5,433,104	$590,696
Limited Partnerships:
Investment Fund	—	833,697	25,839,914	—	—	26,673,611	833,697

Total	$59,252,009	$1,424,393	$25,839,914	$—	$(54,409,601)	$32,106,715	$1,424,393

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$17,345,597	$2,177,132	$—	$—	$—	$19,522,729	$2,177,132

Security transactions and investment income:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classi-

57

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

fication of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Option contracts:

The Funds may invest in derivatives for various hedging and non-hedging purposes, including to hedge against foreign currency risk.

58

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based on, or reflect the passing through of, floating interest payments on an underlying collateral pool. These obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

59

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Repurchase agreements:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Offering costs:

Offering costs of $259,688 for Third Avenue Focused Credit Fund are being amortized on a straight line basis over one year from commencement of operations.

Distributions to shareholders:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date.

Income taxes:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no U.S. federal income tax provision is required.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

60

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Share class accounting:

Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $128,202 for the six months ended April 30, 2010. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $4,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $59,000 (the lead independent trustee receives an annual retainer of $67,000). The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $4,000.

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act as ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2010 were as follows:

	Purchases	Sales

Third Avenue Value Fund:
Affiliated	$2,130,572	$94,363,405
Unaffiliated	72,257,861	304,266,764
Third Avenue Small-Cap Value Fund:
Affiliated	—	5,465,973
Unaffiliated	46,478,025	149,186,188
Third Avenue Real Estate Value Fund:
Affiliated	12,773,205	28,063,978
Unaffiliated	148,634,202	148,202,586
Third Avenue International Value Fund:
Affiliated	28,902,320	—
Unaffiliated	116,673,483	100,435,091
Third Avenue Focused Credit Fund:
Unaffiliated	662,726,785	191,500,310

61

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Written options transactions during the period are summarized as follows:

	Third Avenue Real Estate Value Fund
	Number of Contracts	Premiums Received

Options outstanding at October 31, 2009	—	$—

Options written	4,300	953,334

Options outstanding at April 30, 2010	4,300	$953,334

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below:

Fund	Annual Management Fee

Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At April 30, 2010, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $897,864, $238,805, $237,972, $162,232 and $33,897, respectively, for reimbursement of expenses paid by the Adviser.

62

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Under current arrangements, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to reimburse each Fund in an amount equal to that excess. Below are the expense limitations and corresponding contingent liabilities to the Adviser in effect for each Fund:

Expenses Deferred through Fiscal Periods ending
October 31, 2009	April 30, 2010

Subject to Repayment until October 31,

Class	Expense Limitation	Expiration Date	2012	2013

Third Avenue Value Fund
Investor Class	1.40%	3/1/2011	$—	$146
Institutional Class	1.15%	3/1/2011	—	278,256
Third Avenue Small-Cap Value Fund
Investor Class	1.40%	3/1/2011	—	—
Institutional Class	1.15%	3/1/2011	—	—
Third Avenue Real Estate Value Fund
Investor Class	1.40%	3/1/2011	—	—
Institutional Class	1.15%	3/1/2011	—	—
Third Avenue International Value Fund
Investor Class	1.65%	3/31/2011	—	276
Institutional Class	1.40%	7/31/2011	427,922	569,099
Third Avenue Focused Credit Fund
Investor Class	1.40%	3/1/2011	10,858	—
Institutional Class	0.95%	3/1/2011	41,181	—

The waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. These expense limitations can be terminated at any time. The Advisor recovered previously waived fees and certain other reimbursed expenses of $21,086 for Third Avenue Focused Credit Fund for the six months ended April 30, 2010.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC”), pursuant to which PNC provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between (i) $191,022 plus .01% of the Fund’s average daily net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PNC an annual sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

63

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2010, such fees amounted to $4,408,064 for Third Avenue Value Fund, $887,602 for Third Avenue Small-Cap Value Fund, $1,060,066 for Third Avenue Real Estate Value Fund, $719,828 for Third Avenue International Value Fund and $31,346 for Third Avenue Focused Credit Fund.

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer operates under common control with the Adviser. For the six months ended April 30, 2010, the Funds incurred brokerage commissions, paid to M.J. Whitman LLC was as follows:

Fund	M.J. Whitman LLC

Third Avenue Value Fund	$540,755
Third Avenue Small-Cap Value Fund	107,754
Third Avenue Real Estate Value Fund	114,514
Third Avenue International Value Fund	108,244
Third Avenue Focused Credit Fund	—

64

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Investments in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2010 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2009	Shares Purchased	Shares Sold		Shares Held at Apr. 30, 2010	Value at Apr. 30, 2010	Dividend Income Nov. 1, 2009 - Apr. 30, 2010

Ambac Financial Group, Inc.*	25,707,362	—	25,707,362		—	$—	$—
Carver Bancorp, Inc.	218,500	—	—		218,500	$1,804,810	43,700
Covanta Holding Corp.	8,816,889	—	—		8,816,889	154,119,220	—
FedFirst Financial Corp.	490,036	—	—		490,036	3,013,721	—
Fleetwood Homes, Inc.	500	—	—		500	35,000,000	—
FNC Realty Corp.	18,975,821	—	—		18,975,821	7,941,381	—
Forest City Enterprises, Inc., Class A	13,764,203	—	—		13,764,203	212,656,936	—
Gouverneur Bancorp, Inc.	205,511	—	—		205,511	1,543,388	34,937
Henderson Land Development Co., Ltd.*	119,598,738	—	15,000,000		104,598,738	659,272,799	—
Home Federal Bancorp, Inc.	274,157	—	—		274,157	2,330,335	32,899
Home Products International, Inc.	526,368	—	—		526,368	26,318	—
ISE Corp.*	217,210	—	217,210	[1]	—	—	—
ISE Corp. Series B*	759,866	—	759,866	[1]	—	—	—
Manifold Capital Holdings, Inc.	37	—	—		37	555,000	—
RS Holdings Corp., Convertible, Class A	1,022,245	—	—		1,022,245	236,158	—
SFSB, Inc.	242,800	—	—		242,800	752,680	—
Sycamore Networks, Inc.	15,017,952	739,719	14,181,904	[2]	1,575,767	31,184,429	630,307
Tejon Ranch Co.	3,420,106	—	—		3,420,106	98,362,249	—
Toyota Industries Corp.	18,576,400	—	1,175,700		17,400,700	507,753,153	3,500,087

Total Affiliates						$1,716,552,577	$4,241,930

*	As of April 30, 2010, no longer an affiliate.

[1]	Share reduction due to conversion of securities.

[2]	Share reduction due to reverse stock split.

65

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2009	Shares Purchased	Shares Sold		Shares Held at Apr. 30, 2010	Value at Apr. 30, 2010	Dividend Income Nov. 1, 2009 - Apr. 30, 2010

Bel Fuse, Inc., Class B	741,242	—	—		741,242	$17,359,888	$103,774
Bronco Drilling Co., Inc.	1,663,262	—	—		1,663,262	7,950,392	—
Catalyst Paper Corp.	21,530,352	—	—		21,530,352	5,816,035	—
Cross Country Healthcare, Inc.	3,221,822	—	—		3,221,822	32,282,656	—
Electro Scientific Industries, Inc.	1,774,506	—	161,987		1,612,519	22,204,387	—
K-Swiss, Inc., Class A	1,379,185	—	8,555		1,370,630	17,050,637	—
National Western Life Insurance Co., Class A	221,383	—	17,152		204,231	39,036,713	—
Parco Co., Ltd.	5,274,600	—	—		5,274,600	46,867,731	436,324
PYI Corp., Ltd.	475,780,230	—	—		475,780,230	21,115,925	—

Total Affiliates						$209,684,364	$540,098

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2009	Shares Purchased	Shares Sold		Shares Held at Apr. 30, 2010	Value at Apr. 30, 2010	Dividend Income Nov. 1, 2009 - Apr. 30, 2010

Consolidated-Tomoka Land Co.	500,500	—	—		500,500	$17,107,090	$30,030
FNC Realty Corp.	12,982,327	—	—		12,982,327	5,433,104	—
Forest City Enterprises, Inc., Class A	10,090,773	—	1,800,000		8,290,773	128,092,443	176,767
Newhall Holding Co. LLC, Class A Units	29,410,595	—	517,454	[3]	28,893,141	56,341,625	—
Thomas Properties Group, Inc.	2,411,373	5,009,100	51,729		7,368,744	33,675,160	—

Total Affiliates						$240,649,422	$206,797

[3]	Corporate action to properly state shares held.

66

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2009	Shares Purchased	Shares Sold	Shares Held at Apr. 30, 2010	Value at Apr. 30, 2010	Dividend Income Nov. 1, 2009 - Apr. 30, 2010

Boardroom, Ltd.	22,522,784	—	—	22,522,784	$9,286,560	$159,651
Catalyst Paper Corp.	60,271,095	—	—	60,271,095	16,281,146	—
Catalyst Paper Corp.†	12,000,000	—	—	12,000,000	3,241,583	—
Dundee Precious Metals, Inc. *†	5,745,000	—	—	5,745,000	22,905,346	—
GuocoLeisure, Ltd. *	95,915,023	—	95,915,023	—	—	—
Netia S.A.	49,496,693	—	—	49,496,693	82,442,410	—
Rubicon, Ltd.	44,971,082	6,424,441	—	51,395,523	35,802,829	—
Tenon, Ltd.	10,482,120	—	—	10,482,120	7,144,117	—
WBL Corp., Ltd.	29,560,669	7,489,471	—	37,050,140	131,905,447	1,494,954

Total Affiliates					$309,009,438	$1,654,605

*	As of April 30, 2010, no longer an affiliate.

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2010, the Funds received the following fees: $44,403 for Third Avenue Value Fund, $1,539 for Third Avenue Small-Cap Value Fund and $3,748 for Third Avenue Real Estate Value Fund. These fees are included in “Other income” on the accompanying Statement of Operations.

5. CLASS SPECIFIC EXPENSES:
The Board of Trustees of the Third Avenue Trust has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third Avenue Focused Credit Fund Investor Class (“TFCVX”). Each Fund’s Investor Class accrues a distribution fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide such services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. FINRA rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

67

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

For the period ended April 30, 2010, class specific expenses for the Investor Class of the Funds were as follows:

Fund	Distribution Fees

Third Avenue Value Fund	$3,722
Third Avenue Small-Cap Value Fund	666
Third Avenue Real Estate Value Fund	6,216
Third Avenue International Value Fund	866
Third Avenue Focused Credit Fund	219,888

Additionally, the Investor Class and Institutional Class of the Third Avenue Focused Credit Fund incurred Other Shareholder Servicing Fees expenses of $2,715 and $28,631, respectively, for the six months ended April 30, 2010.

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

Third Avenue Value Fund:
	For the Period Ended April 30, 2010 (Unaudited)

	Investor Class*

	Shares	Amount

Shares sold	241,383	$11,215,645
Shares redeemed	(27,706)	(1,301,657)

Net increase	213,677	$9,913,988

	For the Six Months Ended		For the Year Ended
	April 30, 2010 (Unaudited)		October 31, 2009

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	6,747,529	$311,688,190	27,179,426	$978,356,613
Shares issued upon reinvestment of distributions	2,873,502	130,284,578	744,661	23,455,860
Shares redeemed	(20,276,606)	(933,495,104)	(53,200,511)	(1,796,882,760)

Net decrease	(10,655,575)	$(491,522,336)	(25,276,424)	$(795,070,287)

68

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Third Avenue Small-Cap Value Fund:

	For the Period Ended April 30, 2010 (Unaudited)

	Investor Class*

	Shares	Amount

Shares sold	135,182	$2,555,459
Shares redeemed	(558)	(10,711)

Net increase	134,624	$2,544,748

	For the Six Months Ended April 30, 2010 (Unaudited)		For the Year Ended October 31, 2009

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	3,817,250	$69,888,485	15,438,535	$220,457,389
Shares issued upon reinvestment of distributions	502,585	9,086,737	3,666,433	50,120,136
Shares redeemed	(10,484,554)	(192,358,181)	(31,585,916)	(458,992,370)

Net decrease	(6,164,719)	$(113,382,959)	(12,480,948)	$(188,414,845)

Third Avenue Real Estate Value Fund:

	For the Period Ended April 30, 2010 (Unaudited)

	Investor Class*

	Shares	Amount

Shares sold	811,452	$16,769,162
Shares redeemed	(23,985)	(500,114)

Net increase	787,467	$16,269,048

	For the Six Months Ended April 30, 2010 (Unaudited)		For the Year Ended October 31, 2009

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	12,302,038	$252,264,262	19,257,070	$311,740,920
Shares issued upon reinvestment of distributions	875,443	17,701,460	2,063,000	29,624,647
Shares redeemed	(9,338,890)	(191,861,139)	(29,202,034)	(432,296,017)

Net increase / (decrease)	3,838,591	$78,104,583	(7,881,964)	$(90,930,450)

69

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Third Avenue International Value Fund:

	For the Period Ended April 30, 2010 (Unaudited)

	Investor Class *

	Shares	Amount

Shares sold	155,403	$2,389,812
Shares redeemed	(3,309)	(51,019)

Net increase	152,094	$2,338,793

	For the Six Months Ended April 30, 2010 (Unaudited)		For the Year Ended October 31, 2009

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	17,425,779	$269,238,584	25,210,624	$320,223,573
Shares issued upon reinvestment of distributions	1,001,423	15,301,778	1,248,042	13,828,304
Shares redeemed	(11,086,639)	(171,438,670)	(31,571,459)	(369,247,760)

Net increase / (decrease)	7,340,563	$113,101,692	(5,112,793)	$(35,195,883)

Third Avenue Focused Credit Fund:

	For the Six Months Ended April 30, 2010 (Unaudited)		For the Period Ended October 31, 2009

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	16,342,306	$173,337,036	9,481,554	$95,886,997
Shares issued upon reinvestment of distributions	312,366	3,323,462	—	—
Shares redeemed	(6,074,804)	(66,269,275)	(614,862)	(6,239,512)

Net increase	10,579,868	$110,391,223	8,866,692	$89,647,485

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	33,945,960	$362,555,577	18,750,209	$189,524,309
Shares issued upon reinvestment of distributions	794,343	8,451,840	—	—
Shares redeemed	(1,005,957)	(10,697,579)	(39,934)	(401,257)

Net increase	33,734,346	$360,309,838	18,710,275	$189,123,052

*	From the commencement of offering Investor Class shares on December 31, 2009.

70

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, and Third Avenue International Value Fund charge a redemption fee of 1%, 1%, 1%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date. Third Avenue Focused Credit Fund charges a redemption fee of 2% for both of its Investor Class and Institutional Class for shares redeemed or exchanged for shares of another Fund held less than one year.

7. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2010. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $732,755 to meet this contingency.

Third Avenue Small-Cap Value Fund has committed $5,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of April 30, 2010. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Small-Cap Value Fund has segregated securities valued at $5,000,000 to meet this contingency.

Third Avenue Real Estate Value Fund has committed a $40,000,000 capital investment to Alliance Bernstein Legacy (C1) L.P. of which $26,000,000 has been funded as of April 30 2010. This commitment may be payable upon demand of Alliance Bernstein Legacy (C1) L.P. Accordingly, Third Avenue Real Estate Value Fund has segregated securities valued at $14,000,000 to meet this contingency.

Third Avenue Focused Credit Fund has committed $2,574,468 to Aveos Fleet Performance, Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of April 30, 2010. This commitment may be payable upon demand of Aveos Fleet Performance, Inc. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $2,574,468 to meet this contingency.

In addition, Third Avenue Focused Credit Fund has committed $1,000,000 to Swift Transportation Co., Inc. pursuant to a revolving credit loan, of which the entire amount has not been funded as of April 30, 2010. This commitment may be payable upon demand of Swift Transportation Co., Inc. Accordingly, Third Avenue Focused Credit Fund has segregated securities valued at $1,000,000 to meet this contingency.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

71

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Fund concentration:

The Funds hold relatively concentrated portfolios that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating these types of securities.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

72

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2010
(Unaudited)

The difference between book basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s unrealized difference is attributable primarily to mark-to-market treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, REIT and partnership adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.

As of October 31, 2009, the following Funds had estimated capital loss carryforwards which may offset future capital gains of each Fund. These losses will expire, if not used, by the date shown below:

Expiration Date	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund

10/31/2016	$—	$—	$(29,780,286)	$—
10/31/2017	(727,511,164)	(81,786,381)	(112,249,138)	(148,574,861)

	$(727,511,164)	$(81,786,381)	$(142,029,424)	$(148,574,861)

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through June 23, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

73

Annual Renewal of Investment Advisory Agreements
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 3, 2009, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of each Fund’s Investment Advisory Agreement (collectively, the “Agreements”).

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 3, 2009 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed each Fund since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of each Agreement as being in the best interests of the relevant Fund and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Funds;

2.

the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of each Fund’s advisory fees and expense ratio and in analyzing the Fund’s performance;

3.

each Fund’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of each Fund and the funds in its respective comparison universe and competitive fund group;

4.	performance/expense analysis of each Fund and funds in its competitive fund group;

74

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

6.

information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds, the trend of expense ratios of each Fund since inception and the decline in the Funds’ assets over the past year;

7.

the profitability to the Adviser resulting from each Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

8.

fallout benefits, including (i) fees for providing administrative services and (ii) brokerage commissions paid to the Adviser’s affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer’s per share commission and execution costs.

B. Description of Personnel And Service Provided by the Adviser.

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Funds, including the Adviser’s investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments.

C. Investment Performance of the Funds and Adviser.

1.

The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group for various periods and since inception. The Trustees also reviewed information pertaining to each Fund’s risk adjusted performance.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with each Fund’s overall performance in light of market conditions and circumstances particular to that Fund. They also considered the advisory fee and expense ratio of

75

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for each Fund was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that each Fund’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Fund, including administration fees paid to the Adviser and brokerage fees paid to the Adviser’s affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Funds as compared to advisory services provided to other advised and sub-advised funds and any separate accounts. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Funds and considered each Fund’s fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Fund, and the size of the Fund. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share, especially over the past year when asset levels in the Funds declined.

76

Third Avenue Trust
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; other shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

77

Third Avenue Trust
Schedule of Shareholder Expenses (continued)
(Unaudited)

	Beginning Account Value	Ending Account Value April 30, 2010	Expenses Paid During the Period Ended April 30, 2010		Annualized Expense Ratio

Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,029.82	$4.75	*	1.40%
Hypothetical	$1,000.00	$1,012.03	$4.71	*	1.40%
Institutional Class
Actual	$1,000.00	$1,083.80	$5.94	**	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	**	1.15%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,091.84	$4.89	*	1.40%
Hypothetical	$1,000.00	$1,012.03	$4.71	*	1.40%
Institutional Class
Actual	$1,000.00	$1,139.00	$6.10	**	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	**	1.15%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,104.00	$4.92	*	1.40%
Hypothetical	$1,000.00	$1,012.03	$4.71	*	1.40%
Institutional Class
Actual	$1,000.00	$1,113.30	$6.03	**	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	**	1.15%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$1,006.68	$5.53	*	1.65%
Hypothetical	$1,000.00	$1,011.20	$5.55	*	1.65%
Institutional Class
Actual	$1,000.00	$1,038.40	$7.08	**	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	**	1.40%
Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$1,103.80	$6.16	**	1.18%
Hypothetical	$1,000.00	$1,018.94	$5.91	**	1.18%
Institutional Class
Actual	$1,000.00	$1,104.10	$4.96	**	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	**	0.95%

*

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (122) divided by 365. The inception date for the Investor Classes of these Funds is December 31, 2009.

**

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (181) divided by 365.

78

BOARD OF TRUSTEES
Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser Eric Rakowski Martin Shubik Charles C. Walden Martin J. Whitman
OFFICERS

Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802 Providence, RI 02940-8002 610-239-4600 800-443-1021 (toll-free)
INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue New York, NY 10017
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue New York, NY 10017
CUSTODIAN
JPMorgan Chase Bank, N.A. 14201 Dallas Parkway, 2nd Floor Dallas, TX 75254

Third Avenue Funds 622 Third Avenue New York, NY 10017 Phone 212-888-5222 Toll Free 800-443-1021 Fax 212-888-6757 www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 23, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 23, 2010

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 23, 2010